12. Stockholders' Equity	12 Months Ended
Sep. 30, 2012
Notes
12. Stockholders' Equity

12.   Stockholders’ Equity

Common Stock

The holders of the Company's common stock are entitled to one vote per share of common stock held.

During the year ended September 30, 2012, the Company issued a total of 2,290,000 shares of its common stock of which 1,850,000 shares were issued through the exercise of warrants for $318,000, 200,000 shares of its common stock were issued for the acquisition of the Anywhere software license as discussed in Note 6 and was valued at $46,000, and 240,000 were issued to a consultant for financial advisory services valued at $43,200.

During the year ended September 30, 2011, the Company issued a total of 6,505,500 shares of its common stock of which 944,316 shares were issued through the cashless exercise of 1,000,000 warrants previously granted to Peltz as discussed below, 3,625,000 shares were issued to three officers, a director, and outside legal counsel for services rendered valued at $3,047,000; 1,212,500 shares were issued to a former director of the Company through various warrant exercises in consideration of $16,600 in cash, and 723,684 shares to a shareholder in full settlement of a dispute. The 723,684 shares were valued at $651,315, which was charged to operations and included in net loss from settlement of indebtedness.

Warrants

As indicated in Note 9, the Company issued warrants to fifty-three investors to purchase a total of 8,624,000 shares of the Company’s common stock at a price of $0.25 per share. The warrants expire at various dates through September 2015. During the year ended September 30, 2012, one investor exercised warrants to purchase 1,000,000 shares of common stock at $0.25 per share. Also during the year, a consultant exercised warrants to purchase 850,000 shares of the Company’s common stock at $0.08 per share.

In March 2012, the Company agreed to modify the terms of warrants granted to a consultant under a new agreement that replaced a prior agreement in June 2011 to purchase 1,000,000 shares of the Company's common stock. Under the modified terms, the exercise price was reduced from $0.80 per share to $0.40 per share and the expiration date of the warrants was extended from June 14, 2014 to December 14, 2014.  The Company recognized consultant’s compensation expense during the period of $53,600 on the modification.

On September 30, 2011, the Company modified the terms of certain warrants previously granted to a shareholder. Under the modified terms, the expiration date for warrants to purchase 1,750,000 shares of the Company’s common stock at a price of $1.00 per share was extended one year to December 13, 2012, the expiration date for warrants to purchase 1,750,000 shares of the Company’s common stock at a price of $1.00 per share was extended one year to January 7, 2013,  As the fair value of these warrants based upon their modified term were less than their respective fair value when originally granted, the Company did not recognize any additional compensation. In consideration for the modification, the shareholder agreed to cancel 2,750,000 stock options previously granted with an exercise price of $1.50 per share.

During the year ended September 30, 2011, the Company replaced warrants to purchase 1,000,000 shares of its common stock at $0.75 per share which has previously expired with new warrants with the same terms expiring on September 3, 2013. The Company treated the replaced warrant as a new grant and valued the 1,000,000 warrants at $35,725 using a binomial option model with a trading price of $0.28 per share, volatility of 102.9321%, a risk free interest rate of 1%, and a forfeiture discount factor.

Options

On April 22, 2008, the Company adopted its 2008 Stock Option Plan (the “Plan”). Under the Plan, the Company reserved 8,800,000 shares of its common stock to be issued to employees, directors, consultants, and advisors. The exercise price under the Plan cannot be less than the fair market value of the shares on date of grant. In 2008, the Company granted options to employees and consultants to purchase a total of 8,675,000 shares of the Company’s common stock at price per share of $1.375 per share. The options expire three years from date of vesting, which is as follows:

Number of
Vesting Date	Options
July 28, 2008	6,000,000
July 28, 2009	1,320,000
July 28, 2010	1,355,000
8,675,000

The 6,000,000 options that vest on July 28, 2008 were granted to the Company’s executive chairman. These 8,675,000 options were valued at $544,790 using the Black-Sholes Option Model based upon an expected life of 3 years, risk free interest rate of 2.90%, and expected volatility of 94%. At the date of grant, the Company’s common stock had a market value of $.25 per share. The Company is charging the $544,790 to operations as compensation expense based upon the vesting of the respective options. In June 2011, 3,000,000 options granted to the Company’s executive chairman were returned and canceled. The remaining 3,000,000 options granted to him expired in July 2011.

In December 2010 our Board of Directors adopted the 2010 Stock Plan (“2010 Plan”) to provide common stock option grants to selected employees, non-employee directors, consultants and advisors.  The total number of shares subject to the 2010 Plan is 25,000,000. The 2010 Plan is administered by our Board of Directors; pursuant to the 2010 Plan the Board granted 9,655,000 options to employees at an exercise price of $0.90 per share expiring three years from the date of the grant. The 9,655,000 options were valued at $1,078,705 under a Binomial Option Model using a trading price of $0.90 per share, risk free interest rate of 1.03%, volatility of 106%, and a forfeiture discount factor.

In May and June 2011, the Company granted options to Mr. Macaluso and Mr. Orsini to purchase a total of 9,750,000 shares of the Company’s common stock at prices ranging from $0.63 per share to $0.90 per share expiring five years from the date of grant (see Note 12). The 9,750,000 options were valued at $928,932 under a Binomial Option Model using trading prices ranging from $063 to $0.65 per share, a risk free interest rates ranging from 1.64% to 1.83%, volatility of 100% and a forfeiture discount factor. The $1,075,969 will be charged to operations over the respective options’ vesting schedule which commenced in September 2011.

On June 28, 2011, the Company granted options to its outside legal counsel to purchase 750,000 shares of the Company common stock at a purchase price of $0.65 expiring five years from date of grant. The 750,000 options were valued at $45,019 under a Binomial Option Model using a trading price of $0.50 per share, a risk free interest rate of 1.59%, volatility of 100%, and a forfeiture discount factor. The options vest over a nine month period commencing July 1, 2011.

On June 28, 2011, the Company granted options to a consultant to purchase 1,000,000 shares of the Company common stock at a purchase price of $0.80 expiring three years from date of grant. The 1,000,000 options were valued at $60,100 under a Binomial Option Model using a trading price of $0.50 per share, a risk free interest rate of .72%, volatility of 100%, and a forfeiture discount factor. The options were immediately vested on date of grant, and the Company charged the $60,100 to operations.

On July 13, 2011, the Company granted options to two consultants to purchase a total of 5,000,000 shares of the Company common stock at a purchase price of $0.55 expiring one year from date of grant. The 5,000,000 options were valued at $320,500 under a Binomial Option Model using a trading price of $0.48 per share, a risk free interest rate of .59%, volatility of 103%, and a forfeiture discount factor. The options were immediately vested on date of grant, and the Company charged the $320,500 to operations.

On July 13, 2011, the Company granted options to two employees to purchase a total of 1,750,000 shares of the Company common stock at purchase prices ranging from $0.65 to $0.90 per share expiring five years from date of grant. The 1,750,000 options were valued at $106,761 under a Binomial Option Model using a trading price of $0.48 per share, a risk free interest rate of 1.39%, volatility of 103%, and a forfeiture discount factor. The $106,761 will be charged to operations over the respective options’ vesting schedule which commences in July 2012.

On August 8, 2011, the Company granted options to two directors to each purchase 200,000 shares of the Company common stock at a purchase price of $0.331per share expiring five years from date of grant. The 400,000 options were valued at $20,430 under a Binomial Option Model using a trading price of $0.34 per share, a risk free interest rate of 1.13%, volatility of 102%, and a forfeiture discount factor. The $10,215 will be charged to operations when the option grant vests on August 8, 2012.

On September 22, 2011, the Company granted options to an employee to purchase a total of 1,000,000 shares of the Company common stock at purchase prices ranging from of $0.65 to $0.90 per share expiring five years from date of grant. The 1,000,000 options were valued at $33,616 under a Binomial Option Model using a trading price of $0.27 per share, a risk free interest rate of .82%, volatility of 103%, and a forfeiture discount factor. The $33,616 will be charged to operations over the respective options’ vesting schedule, which commences in July 2012.

On September 22, 2011, the Company granted options to a consultant to purchase a total of 300,000 shares of the Company common stock at $0.50 per share expiring three years from date of grant. The 300,000 options were valued at $9,690 under a Binomial Option Model using a trading price of $0.27 per share, a risk free interest rate of .32%, volatility of 103%, and a forfeiture discount factor. The $9,690 will be charged to operations when the option grant vests in December 2011.

On September 26, 2011, the Company granted options to Mr. Quinn to purchase a total of 1,500,000 shares of the Company common stock at prices ranging from $0.65 to $0.90 per share expiring five years from date of grant. The 1,500,000 options were valued at $53,500 under a Binomial Option Model using a trading price of $0.30 per share, a risk free interest rate of .96%, volatility of 103%, and a forfeiture discount factor. The $53,500 will be charged to operations over the respective options’ vesting schedule which commences in September 2012.

On November 1, 2011, the Company granted options to a director to purchase 200,000 shares of the Company’s common stock at $0.225 per share. The Company valued the options at $6,410 using a Binomial Option model based upon an expected life of 5 years, a risk free interest rate of 0.90%, expected volatility of 102.42%, and a forfeiture discount factor. At the date of grant, the Company’s common stock had a trading price of $0.22 per share. The Company is charging the $6,410 to operations as compensation expense based upon the vesting of the respective options.

On August 23, 2012, the Company granted options to three directors to purchase a total of 550,000 shares of the Company’s common stock at $0.325 per share. The Company valued the options at $26,716 using a Binomial Option model based upon an expected life of 5 years, a risk free interest rate of 0.71%, expected volatility of 100.95%, and a forfeiture discount factor. At the date of grant, the Company’s common stock had a trading price of $0.30 per share. The Company is charged the $26,716 to operations as compensation expense based upon the vesting of the respective options.

During the year ended September 30, 2012, the Company recognized stock-based compensation of $448,991 on the vesting of 6,700,666 options including 1,150,000 options granted to three directors, 1,500,000 options granted to the Company’s Executive Chairman, 1,500,000 options granted to the Company’s President 500,000 options granted to the Company’s Chief Financial Officer, 1,550,666 options granted to employees and 500,000 options granted to the Company’s outside legal counsel.

A summary of outstanding stock warrants and options is as follows:

	Number	Weighted Average
	of Shares	Exercise Price
Outstanding – September 30, 2010	47,411,820	$.97
Granted	31,105,000	$.78
Exercised	(2,262,500)	$(.04)
Cancelled	(26,443,334)	$(1.11)
Outstanding – September 30, 2011	49,810,986	$.82
Granted	9,743,920	$.23
Exercised	(1,850,000)	$(.17)
Cancelled	(2,378,311)	$(.32)
Outstanding – September 30, 2012	55,326,595	$.75

Of the 55,326,595 options and warrants outstanding, 46,827,261 are fully vested and currently available for exercise.